Initial Public Offering	3 Months Ended	9 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Arya Sciences Acquisition Corp III
Subsidiary, Sale of Stock [Line Items]
Initial Public Offering	Initial Public OfferingOn August 11, 2020, the Company consummated its Initial Public Offering of 14,950,000 Public Shares, including the 1,950,000 Public Shares as a result of the underwriters’ full exercise of their over-allotment option, at an offering price of $10.00 per Public Share, generating gross proceeds of $149.5 million, and incurring offering costs of approximately $8.8 million, inclusive of approximately $5.2 million in deferred underwriting commissions	Initial Public OfferingOn August 11, 2020, the Company consummated its Initial Public Offering of 14,950,000 Public Shares, including the 1,950,000 Public Shares as a result of the underwriters’ full exercise of their over-allotment option, at an offering price of $10.00 per Public Share, generating gross proceeds of $149.5 million, and incurring offering costs of approximately $8.8 million, inclusive of approximately $5.2 million in deferred underwriting commissions.